Prepayments	12 Months Ended
Dec. 31, 2023
Current prepayments and current accrued income including current contract assets [abstract]
Prepayments

Note 11 Prepayments

	December 31,	December 31,
(in U.S. dollars)	2023	2022
Prepayments of inventory components	$753,973	$—
Prepaid general and administrative expenses	1,105,824	1,958,269
Total	$1,859,797	$1,958,269

Prepaid general and administrative expenses consisted primarily of prepaid property insurance premiums for our Riverside facility of $745,693 and $719,891 at December 31, 2023, and December 31, 2022, respectively.